Government Grants (Tables)	12 Months Ended
Dec. 31, 2024
Government Grants [Abstract]
Schedule of Government Grants
	2024	2023
	USD	USD

At 1 January	316,754	1,535,229
Received during the year	(1,938,980)	(3,544,435)
Amount recognized in the statement of profit or loss	1,800,478	2,325,960
At 31 December	178,252	316,754

	2024	2023
	USD	USD

Current assets	588,863	822,073
Non-current liabilities	-	(372,371)
Current liabilities	(410,611)	(132,948)
	178,252	316,754